UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company, LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Pasquarelli
Title:     Chief Financial Officer
Phone:     212/303-9414

Signature, Place, and Date of Signing:

     James R. Pasquarelli     New York, NY     July 18, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     1962870


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------

Arch Communications Group   common              039381504     6986  1074764     X    X                     1074764
Abraxas Petroleum Corp.     common              003830106     2854  1902471     X    X                     1902471
Best Foods                  common              086584101   127738  1844589     X    X                     1844589
American National Can Group common              022714104     7026   416347     X    X                      416347
Consolidated Papers         common              209759109    10916   298570     X    X                      298570
Deluxe Corp.                common              248019101     6871   291623     X    X                      291623
Central Newspapers Class A  common              154647101    69952  1105959     X    X                     1105959
Financial Security          common              31769p100    10808   142448     X    X                      142448
Global Telesystems Group    common              37936u104     7763   643600     X    X                      643600
HVID Marine                 common              44851m109      648   112629     X    X                      112629
International Home Foods    common              459655106     5170   246902     X    X                      246902
Lilly Industries            common              532491107     2307    76738     X    X                       76738
Mallinkrodt                 common              561232109     9048   208301     X    X                      208301
Nabisco Holdings            common              629526104    35344   673218     X    X                      673218
Novacare Corp.              common              669930109      176  3201669     X    X                     3201669
Nvest LP                    common              670657107     4813   127063     X    X                      127063
Nabisco Group               common              62952p102    34593  1333722     X    X                     1333722
Premark Financial           common              741903108    26381   708212     X    X                      708212
Policy Management Systems   common              731108106     9710   631528     X    X                      631528
Qwest International Inc.    common              749121109    79029  1590526     X    X                     1590526
ReliaStar Financial Corp.   common              75952u103    44459   847846     X    X                      847846
Seagate Technology Inc.     common              811804103    28751   522750     X    X                      522750
Santa Fe Snyder             common              80218k105     7251   637418     X    X                      637418
SFX Entertainment           common              784178105    12075   266482     X    X                      266482
Shared Medical              common              819486101    13634   186923     X    X                      186923
AT&T Corp.                  common              001957109      854    26993     X    X                       26993
Telefonica de Argentina S.A.common              879378206    14589   412945     X    X                      412945
Telefonica S.A.             common              879382208     5936    92654     X    X                       92654
Terra Networks              common              88100w103    11013   301993     X    X                      301993
Tele Sudiste Cellular       common              879252104    26902   580530     X    X                      580530
Telecomunicacoes DeSaoPaulo common              87929a102    17907   652357     X    X                      652357
Mediaone Group Inc.         common              58440j104   132791  2002888     X    X                     2002888
Union Pacific Resources Grp common              907834105    11904   541102     X    X                      541102
US West                     common              91273h101    36039   420284     X    X                      420284
Verio Inc.                  common              923433106    69811  1258208     X    X                     1258208
Wesley Jessen Vision Care   common              951018100    16006   426111     X    X                      426111
WPP Group PLC ADR           common              929309300    10017   137934     X    X                      137934
Young & Rubicam Inc.        common              987425105    55982   978928     X    X                      978928
Best Foods Call Jan 65      option              086584101      417      585     X    X                         585
Best Foods Call Oct 65      option              086584101     1586     2440     X    X                        2440
Consol. Papers Put July 30  option              209759109        5      753     X    X                         753
Nabisco Group Call Dec 25   option              62952p102      293      755     X    X                         755
Qwest Intl. Inc. Put Jul 30 option              749121109       18     1436     X    X                        1436
Verio Inc. Call Jul 55      option              923433106      420     1399     X    X                        1399
Verio Inc. Call Aug 50      option              923433106       40       51     X    X                          51
ReliaStar Finan Call Oct 45 option              75952u103      400      492     X    X                         492
Santa Fe Snyder Call Oct 10 option              80218k105        4       17     X    X                          17
S&P 500 Put Jul 1375        option              78462f103       40       89     X    X                          89
S&P 500 Put Jul 1400        option              78462f103      318      446     X    X                         446
S&P 500 Put Dec 1400        option              78462f103     2072      442     X    X                         442
S&P 500 Put Dec 1800        option              78462f103      149      442     X    X                         442
AT&T Corp. Put Jul 30       option              001957109      131     2334     X    X                        2334
Nebco Evans Pfd             preferred stock     U62922106       39    39425     X    X                       39425
Abraxas Petroleum Rights    rights              003831112     1449  2414175     X    X                     2414175
Diva Systems Warrants       warrants            255013153        0    26000     X    X                       26000
DTI Holdings Inc. Warrants  warrants            23333w117        0    35293     X    X                       35293
Specialty Foods - Warrants  warrants            784127aa0        0     6782     X    X                     6782.07
                                                            981435